Fees and Expenses	Jan. 01, 2026
Virtus SGA Emerging Markets Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus SGA Emerging Markets Equity Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus SGA Emerging Markets Equity Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1]	0.42%	0.38%	0.32%	0.22%
Expenses (as a percentage of Assets)		1.67%	2.38%	1.32%	1.22%
Fee Waiver or Reimbursement	[2]	(0.21%)	(0.17%)	(0.11%)	(0.24%)
Net Expenses (as a percentage of Assets)	[2]	1.46%	2.21%	1.21%	0.98%
[1]

Not included in the table are extraordinary expenses. If such amounts were reflected in this table, the Other Expenses would have been 0.44% for Class A Shares, 0.40% for Class C Shares, 0.34% for Class I Shares and 0.24% for Class R6 Shares.

[2]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.46% for Class A Shares, 2.21% for Class C Shares, 1.21% for Class I Shares and 0.98% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example, With Redemption [Table]
Expense Example - Virtus SGA Emerging Markets Equity Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 690	$ 324	$ 123	$ 100
Expense Example, with Redemption, 3 Years	1,026	724	406	361
Expense Example, with Redemption, 5 Years	1,387	1,253	712	645
Expense Example, with Redemption, 10 Years	$ 2,399	$ 2,702	$ 1,580	$ 1,454

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus SGA Emerging Markets Equity Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 690	$ 224	$ 123	$ 100
Expense Example, No Redemption, 3 Years	1,026	724	406	361
Expense Example, No Redemption, 5 Years	1,387	1,253	712	645
Expense Example, No Redemption, 10 Years	$ 2,399	$ 2,702	$ 1,580	$ 1,454

Virtus Stone Harbor Emerging Markets Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Stone Harbor Emerging Markets Bond Fund	Class A Shares	Class I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Stone Harbor Emerging Markets Bond Fund		Class A Shares	Class I Shares
Management Fees (as a percentage of Assets)		0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	0.00%
Other Expenses (as a percentage of Assets):		1.85%	1.74%
Expenses (as a percentage of Assets)		2.95%	2.59%
Fee Waiver or Reimbursement	[1]	(1.81%)	(1.70%)
Net Expenses (as a percentage of Assets)	[1]	1.14%	0.89%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.14% for Class A Shares and 0.89% for Class I Shares through September 30, 2027. Prior to September 30, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example, With Redemption [Table]
Expense Example - Virtus Stone Harbor Emerging Markets Bond Fund - USD ($)	Class A Shares	Class I Shares
Expense Example, with Redemption, 1 Year	$ 487	$ 91
Expense Example, with Redemption, 3 Years	958	514
Expense Example, with Redemption, 5 Years	1,593	1,100
Expense Example, with Redemption, 10 Years	$ 3,298	$ 2,695

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Stone Harbor Emerging Markets Bond Fund - USD ($)	Class A Shares	Class I Shares
Expense Example, No Redemption, 1 Year	$ 487	$ 91
Expense Example, No Redemption, 3 Years	958	514
Expense Example, No Redemption, 5 Years	1,593	1,100
Expense Example, No Redemption, 10 Years	$ 3,298	$ 2,695